Accounts Receivable, Net and Accounts Receivable-Related Parties, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 11,369	$ 58,739
Less: Allowance for credit losses	(6,408)	(29,421)	$ (19,221)	$ (16,656)
Accounts receivable, net	$ 4,961	$ 29,318